Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Finance Expenses
Bank fees, charges	$ 597	$ 551	$ 516
Guarantee costs		403	621
Commitment fees	248	306	269
Total other finance expense	$ 845	$ 1,260	$ 1,406